Net fees and commission income - Summary of net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fees and commission income:
Credit placement fees		₩ 64,109	₩ 73,339	₩ 75,930
Commission received as electronic charge receipt		150,709	147,625	146,037
Brokerage fees		529,028	392,836	369,175
Commission received as agency		176,535	153,684	134,432
Investment banking fees		294,948	228,976	165,366
Commission received in foreign exchange activities		452,048	361,341	295,722
Trust management fees		258,331	249,586	299,600
Credit card fees		1,186,972	1,311,422	1,378,200
Operating lease income	[1]	651,178	651,691	600,283
Others		800,465	724,866	710,498
Fees and commission income		4,564,323	4,295,366	4,175,243
Fees and commission expense:
Credit-related fee		(45,155)	(49,924)	(45,739)
Credit card fees		(1,018,051)	(966,303)	(930,044)
Others		(579,906)	(564,265)	(552,254)
Fees and commission expense		(1,643,112)	(1,580,492)	(1,528,037)
Net fees and commission income		₩ 2,921,211	₩ 2,714,874	₩ 2,647,206

[1]	Among operating lease fees recognized for the years ended December 31, 2023, 2024 and 2025, there is no variable lease fee income which does not vary by index or rate.